Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

In accordance with its rulemaking responsibilities related to the Dodd-Frank Act, the Securities and Exchange Commission has adopted a rule that requires annual disclosure of the pay versus performance information and table provided below.

Average
					summary	Average	Value of Initial fixed $100
					compensation	compensation	investment based on:
	Summary	Summary			table total	actually paid		Peer
	Compensation	Compensation			to non-PEO	to non-PEO		group
	table total	table total	Compensation	Compensation	named	named	Total	total		Adjusted
	for	for	actually paid	actually paid	executive	executive	shareholder	shareholder	Net	Earnings
	PEO (Vestjens)	PEO (Stroup)	to NEO (Vestjens)	to NEO (Stroup)	officers	officers	return	return	Income	Per Share
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	6,936,527	—	15,432,523		2,101,935	3,822,182	132	128	254,822,000	6.41
2021	6,831,323		11,850,022		2,870,217	3,781,899	121	136	64,317,000	4.75
2020	2,648,191	8,385,634	1,531,547	3,901,946	1,985,910	1,188,948	77	112	(55,058,000)	2.75

(1)

Mr. Vestjens was our principal executive officer (PEO) for the full year in each of 2022 and 2021. For 2020, Mr. Vestjens and Mr. John Stroup each served as PEO for a portion of the year. In 2022, our non-PEO named executive officers were Messrs. Parks, Anderson, Chand, and Mehrotra. In 2021, our non-PEO named executive officers were Messrs. Parks, Anderson, Chand, Mehrotra, and Mr. Henk Derksen. In 2020, our non-PEO named executive officers were Messrs. Derksen, Anderson, Chand, and Mr. Dean McKenna.

(2)

For each of 2022, 2021, and 2020 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO(s) and the average compensation actually paid to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or (d), as applicable, for such Covered Year, the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For Mr. Vestjens
- change in actuarial present value of pension benefits	$0	$0	$0
+ service cost of pension benefits	$0	$0	$0
+ prior service cost of pension benefits	$0	$0	$0
- SCT “Stock Awards” column value	$3,026,712	$3,077,646	$1,133,356
- SCT “Option Awards” column value	$874,650	$895,635	$197,989
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$11,481,543	$7,506,516	$968,550
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$943,557	$930,622	$(663,721)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(35,512)	$546,513	($95,009)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$7,770	$8,329	$4,881
For Mr. Stroup
- change in actuarial present value of pension benefits	- -	- -	$448,473
+ service cost of pension benefits	-	-	$178,758
+ prior service cost of pension benefits	-	-	$0
- SCT “Stock Awards” column value	- -	- -	$6,835,918
- SCT “Option Awards” column value	-	-	$0
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	-	-	$4,312,695
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	- -	- -	$(1,384,045)
+ vesting date fair value of equity awards granted and vested in Covered Year	-	-	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	-	-	$(322,304)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	-	-	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	-	-	$15,599
For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$0	$6,839	$78,767
+ service cost of pension benefits	$10,348	$18,682	$22,350
+ prior service cost of pension benefits	$0	$0	$0
- SCT “Stock Awards” column value	$624,214	$1,314,184	$826,883
- SCT “Option Awards” column value	$167,466	$138,351	$153,156
+ year-end fair value (from prior year-end to Covered year-end) of equity awards granted in Covered Year	$2,243,314	$2,135,122	$693,974
+/- change in fair value of outstanding equity awards granted in prior years	$311,697	$396,261	$(441,802)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(57,911)	$38,593	$(17,327)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$221,889	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$4,479	$4,286	$4,649

(3)

For each Covered Year, our total shareholder return[1] was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2019 through and including the last day of the fiscal year covered (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period ($71.90 per share and $

[1]

Note to Draft:  Must use essentially the same methodology used to calculate company and peer group TSR for purposes of the Regulation S-K Item 201(e) performance graph required to be included in annual reports (the “Performance Graph”).

55.79 per share, respectively), divided by (b) our closing share price at the beginning of the Measurement Period ($55.79 per share).  Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2022, 2021 and 2020, as applicable.  Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)

For the purposes of this Pay Versus Performance disclosure, our peer group is the S&P Composite 1500 Industrials Index (the “Peer Group”). For each covered year, our Peer Group cumulative shareholder return was calculated based on a deemed fixed investment of $100 through the measurement period.

(5)	The Company selected measure is Adjusted Earnings Per Share, as presented in the Company’s 2023 Annual Report on Form 10-K, filed on February 24, 2023.

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]
(1)

Mr. Vestjens was our principal executive officer (PEO) for the full year in each of 2022 and 2021. For 2020, Mr. Vestjens and Mr. John Stroup each served as PEO for a portion of the year. In 2022, our non-PEO named executive officers were Messrs. Parks, Anderson, Chand, and Mehrotra. In 2021, our non-PEO named executive officers were Messrs. Parks, Anderson, Chand, Mehrotra, and Mr. Henk Derksen. In 2020, our non-PEO named executive officers were Messrs. Derksen, Anderson, Chand, and Mr. Dean McKenna.

Peer Group Issuers, Footnote [Text Block]
(4)

For the purposes of this Pay Versus Performance disclosure, our peer group is the S&P Composite 1500 Industrials Index (the “Peer Group”). For each covered year, our Peer Group cumulative shareholder return was calculated based on a deemed fixed investment of $100 through the measurement period.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)

For each of 2022, 2021, and 2020 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO(s) and the average compensation actually paid to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or (d), as applicable, for such Covered Year, the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For Mr. Vestjens
- change in actuarial present value of pension benefits	$0	$0	$0
+ service cost of pension benefits	$0	$0	$0
+ prior service cost of pension benefits	$0	$0	$0
- SCT “Stock Awards” column value	$3,026,712	$3,077,646	$1,133,356
- SCT “Option Awards” column value	$874,650	$895,635	$197,989
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$11,481,543	$7,506,516	$968,550
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$943,557	$930,622	$(663,721)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(35,512)	$546,513	($95,009)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$7,770	$8,329	$4,881
For Mr. Stroup
- change in actuarial present value of pension benefits	- -	- -	$448,473
+ service cost of pension benefits	-	-	$178,758
+ prior service cost of pension benefits	-	-	$0
- SCT “Stock Awards” column value	- -	- -	$6,835,918
- SCT “Option Awards” column value	-	-	$0
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	-	-	$4,312,695
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	- -	- -	$(1,384,045)
+ vesting date fair value of equity awards granted and vested in Covered Year	-	-	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	-	-	$(322,304)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	-	-	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	-	-	$15,599
For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$0	$6,839	$78,767
+ service cost of pension benefits	$10,348	$18,682	$22,350
+ prior service cost of pension benefits	$0	$0	$0
- SCT “Stock Awards” column value	$624,214	$1,314,184	$826,883
- SCT “Option Awards” column value	$167,466	$138,351	$153,156
+ year-end fair value (from prior year-end to Covered year-end) of equity awards granted in Covered Year	$2,243,314	$2,135,122	$693,974
+/- change in fair value of outstanding equity awards granted in prior years	$311,697	$396,261	$(441,802)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(57,911)	$38,593	$(17,327)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$221,889	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$4,479	$4,286	$4,649

Non-PEO NEO Average Total Compensation Amount	$ 2,101,935	$ 2,870,217	$ 1,985,910
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,822,182	3,781,899	1,188,948
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

For each of 2022, 2021, and 2020 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO(s) and the average compensation actually paid to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or (d), as applicable, for such Covered Year, the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For Mr. Vestjens
- change in actuarial present value of pension benefits	$0	$0	$0
+ service cost of pension benefits	$0	$0	$0
+ prior service cost of pension benefits	$0	$0	$0
- SCT “Stock Awards” column value	$3,026,712	$3,077,646	$1,133,356
- SCT “Option Awards” column value	$874,650	$895,635	$197,989
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$11,481,543	$7,506,516	$968,550
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$943,557	$930,622	$(663,721)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(35,512)	$546,513	($95,009)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$7,770	$8,329	$4,881
For Mr. Stroup
- change in actuarial present value of pension benefits	- -	- -	$448,473
+ service cost of pension benefits	-	-	$178,758
+ prior service cost of pension benefits	-	-	$0
- SCT “Stock Awards” column value	- -	- -	$6,835,918
- SCT “Option Awards” column value	-	-	$0
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	-	-	$4,312,695
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	- -	- -	$(1,384,045)
+ vesting date fair value of equity awards granted and vested in Covered Year	-	-	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	-	-	$(322,304)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	-	-	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	-	-	$15,599
For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$0	$6,839	$78,767
+ service cost of pension benefits	$10,348	$18,682	$22,350
+ prior service cost of pension benefits	$0	$0	$0
- SCT “Stock Awards” column value	$624,214	$1,314,184	$826,883
- SCT “Option Awards” column value	$167,466	$138,351	$153,156
+ year-end fair value (from prior year-end to Covered year-end) of equity awards granted in Covered Year	$2,243,314	$2,135,122	$693,974
+/- change in fair value of outstanding equity awards granted in prior years	$311,697	$396,261	$(441,802)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(57,911)	$38,593	$(17,327)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$221,889	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$4,479	$4,286	$4,649

Equity Valuation Assumption Difference, Footnote [Text Block]
(3)

For each Covered Year, our total shareholder return[1] was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2019 through and including the last day of the fiscal year covered (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period ($71.90 per share and $

[1]

Note to Draft:  Must use essentially the same methodology used to calculate company and peer group TSR for purposes of the Regulation S-K Item 201(e) performance graph required to be included in annual reports (the “Performance Graph”).

55.79 per share, respectively), divided by (b) our closing share price at the beginning of the Measurement Period ($55.79 per share).  Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2022, 2021 and 2020, as applicable.  Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following charts provide, across the covered years, a comparison between our cumulative total shareholder return and cumulative shareholder return of the Peer Group, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation paid to our non-PEO named executive officers (in each case as set forth in the PVP table above, and (B) each of the performance measures set forth in columns (f), (h), and (i) of the PVP Table above.

Compensation Actually Paid vs. Net Income [Text Block]

The following charts provide, across the covered years, a comparison between our cumulative total shareholder return and cumulative shareholder return of the Peer Group, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation paid to our non-PEO named executive officers (in each case as set forth in the PVP table above, and (B) each of the performance measures set forth in columns (f), (h), and (i) of the PVP Table above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following charts provide, across the covered years, a comparison between our cumulative total shareholder return and cumulative shareholder return of the Peer Group, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation paid to our non-PEO named executive officers (in each case as set forth in the PVP table above, and (B) each of the performance measures set forth in columns (f), (h), and (i) of the PVP Table above.

Total Shareholder Return Vs Peer Group [Text Block]

The following charts provide, across the covered years, a comparison between our cumulative total shareholder return and cumulative shareholder return of the Peer Group, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation paid to our non-PEO named executive officers (in each case as set forth in the PVP table above, and (B) each of the performance measures set forth in columns (f), (h), and (i) of the PVP Table above.

Tabular List [Table Text Block]

The following table lists the six performance measures that we believe represent the most important financial performance measures that we use to link compensation actually paid to our named executive officers in 2022 to our performance:

Performance Measure

2022 Consolidated Net Income	$285,400,000
2022 Consolidated EBITDA	$443,600,000
2022 Consolidated Revenue	$2,606,000,000
Relative Total Shareholder Return (S&P Industrial 1500 Index) (2020-2022)	79%
Consolidated Free Cash Flow (2020-2022)	$536,000,000
2022 Adjusted Earnings Per Share	$6.41

Total Shareholder Return Amount	$ 132	121	77
Peer Group Total Shareholder Return Amount	128	136	112
Net Income (Loss)	$ 254,822,000	$ 64,317,000	$ (55,058,000)
Company Selected Measure Amount	6.41	4.75	2.75
PEO Name	Mr. Vestjens	Mr. Vestjens	Mr. Vestjens and Mr. John Stroup
Non Peo Name	Messrs. Parks, Anderson, Chand, and Mehrotra	Messrs. Parks, Anderson, Chand, Mehrotra, and Mr. Henk Derksen	Messrs. Derksen, Anderson, Chand, and Mr. Dean McKenna
Closing stock price per share	$ 71.90
Beginning stock price per share	$ 55.79
Roel Vestjens
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,936,527	$ 6,831,323	$ 2,648,191
PEO Actually Paid Compensation Amount	15,432,523	11,850,022	1,531,547
John Stroup
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			8,385,634
PEO Actually Paid Compensation Amount			3,901,946
PEO [Member] | Roel Vestjens | Less Change in Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Roel Vestjens | Add Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Roel Vestjens | Add Prior Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Roel Vestjens | Less "Stock Awards” Column Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,026,712	3,077,646	1,133,356
PEO [Member] | Roel Vestjens | Less "Option Awards” Column Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	874,650	895,635	197,989
PEO [Member] | Roel Vestjens | Add Covered Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,481,543	7,506,516	968,550
PEO [Member] | Roel Vestjens | Add or Less Change in Fair Value (from Prior Year-end to Covered Year-end) of Equity Awards Outstanding at Covered Year-end Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	943,557	930,622	(663,721)
PEO [Member] | Roel Vestjens | Add Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Roel Vestjens | Add or Less Change in Fair Value (from Prior Year-end to Vest Date in Covered Year) of Prior-year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(35,512)	546,513	(95,009)
PEO [Member] | Roel Vestjens | Less Prior year-end Fair Value of Prior-year Equity Awards Forfeited in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Roel Vestjens | Add Includable Dividends/earnings Paid or Accrued on Equity Awards During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,770	8,329	4,881
PEO [Member] | John Stroup | Less Change in Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			448,473
PEO [Member] | John Stroup | Add Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			178,758
PEO [Member] | John Stroup | Add Prior Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | John Stroup | Less "Stock Awards” Column Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,835,918
PEO [Member] | John Stroup | Less "Option Awards” Column Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | John Stroup | Add Covered Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,312,695
PEO [Member] | John Stroup | Add or Less Change in Fair Value (from Prior Year-end to Covered Year-end) of Equity Awards Outstanding at Covered Year-end Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,384,045)
PEO [Member] | John Stroup | Add Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | John Stroup | Add or Less Change in Fair Value (from Prior Year-end to Vest Date in Covered Year) of Prior-year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(322,304)
PEO [Member] | John Stroup | Less Prior year-end Fair Value of Prior-year Equity Awards Forfeited in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | John Stroup | Add Includable Dividends/earnings Paid or Accrued on Equity Awards During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			15,599
Non-PEO NEO [Member] | Less Change in Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	6,839	78,767
Non-PEO NEO [Member] | Add Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,348	18,682	22,350
Non-PEO NEO [Member] | Add Prior Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Less "Stock Awards” Column Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	624,214	1,314,184	826,883
Non-PEO NEO [Member] | Less "Option Awards” Column Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	167,466	138,351	153,156
Non-PEO NEO [Member] | Add Year-End Fair Value (from Prior Year-End to Covered Year-End) of Equity Awards Granted in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,243,314	2,135,122	693,974
Non-PEO NEO [Member] | Add Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Add Or Less Change In Fair Value Of Outstanding Equity Awards Granted In Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	311,697	396,261	(441,802)
Non-PEO NEO [Member] | Add or Less Change in Fair Value (from Prior Year-end to Vest Date in Covered Year) of Prior-year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,911)	38,593	(17,327)
Non-PEO NEO [Member] | Less Prior year-end Fair Value of Prior-year Equity Awards Forfeited in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0		0
Non-PEO NEO [Member] | Add Includable Dividends/earnings Paid or Accrued on Equity Awards During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,479	$ 4,286	$ 4,649